PROPERTY AND EQUIPMENT, NET - Schedule of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation, Total	¥ 45,137	¥ 65,897	¥ 71,475
Cost of Sales
Property, Plant and Equipment [Line Items]
Depreciation, Total	38,026	55,911	58,097
Selling and marketing expenses
Property, Plant and Equipment [Line Items]
Depreciation, Total	2,188	3,390	4,629
General and administrative expenses
Property, Plant and Equipment [Line Items]
Depreciation, Total	4,921	6,456	8,072
Research and development expenses
Property, Plant and Equipment [Line Items]
Depreciation, Total	¥ 2	¥ 140	¥ 677